Income tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 298,360	$ 309,807
(Deferred tax liabilities)	(1,811)	(53)
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	751	(1,131)
(Deferred tax liabilities)	0	(8)
Tangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	530	(1,967)
(Deferred tax liabilities)	(849)	(10)
Inventory Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,384	1,829
(Deferred tax liabilities)	0	0
Bad Debt Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,483	3,700
(Deferred tax liabilities)	0	0
Employee Benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,611	5,652
(Deferred tax liabilities)	0	0
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	(410)
(Deferred tax liabilities)	(679)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(275)	760
(Deferred tax liabilities)	(283)	(35)
Taxable Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	287,874	301,375
(Deferred tax liabilities)	$ 0	$ 0